Debt (Tables)	12 Months Ended
Nov. 30, 2014
Debt Instrument [Line Items]
Schedule of Debt [Table Text Block]
The following table summarizes total indebtedness as of November 30, 2014 and 2013 (in thousands):

	November 30, 2014	November 30, 2013
2011 credit facility:
Revolver	$—	$770,000
Term loans	—	446,904
2012 term loan	—	250,000
2013 term loan	700,000	700,000
2014 revolving facility	385,000	—
5% senior notes due 2022	750,000	—
Capital leases	7,355	7,688
Total debt	$1,842,355	$2,174,592
Current portion	(36,257)	(395,527)
Total long-term debt	$1,806,098	$1,779,065

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of outstanding borrowings under the 2013 term loan and 5% Notes as of November 30, 2014 are as follows (in thousands):

Year	Amount (in thousands)
2015	$35,000
2016	35,000
2017	70,000
2018	70,000
2019	490,000
Thereafter	750,000
$1,450,000